Derivative Financial Instruments and Fair Value and Credit Risk of Financial Instruments - Additional information (Detail) (USD $)	12 Months Ended		0 Months Ended		12 Months Ended	0 Months Ended	3 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Nov. 26, 2014 bbl	Sep. 10, 2014	Dec. 31, 2012	Jun. 01, 2013	Mar. 31, 2015 bbl
Derivative [Line Items]
Transfers between levels of fair value hierarchy	$ 0	$ 0
Oil derivative contracts	10,300,000
Commodity Contract
Derivative [Line Items]
Average recorded price net of refining charges (per ton)	6,026	6,575			7,322
Applicable three month forward copper price	6,378
Commodity cash settle and swap transaction, volume			283,500
Derivative contracts, price per barrel			96.00
Derivative contracts, percent of usage				50.00%
Derivative contracts, spot price per barrel				99.10
Commodity cash settled and swap transaction	7,500 barrels per month effective 1 June 2013 until 31 March 2014
Commodity cash settle and swap transaction outstanding, volume		30,000
Commodity cash settle and swap transaction, mark-to-market value		300,000
Commodity Contract | Sales
Derivative [Line Items]
Gain (loss) on mark-to-market value of contracts	$ (8,100,000)	$ (7,900,000)			$ 15,600,000
Commodity Contract | London Metal Exchange
Derivative [Line Items]
LME copper prices, average price per ton	6,881	7,324			7,951
Commodity Contract | Brent Crude
Derivative [Line Items]
Derivative contracts, price per barrel			78.50
Commodity Contract | Gold Fields Australia (Pty) Limited
Derivative [Line Items]
Commodity cash settle and swap transaction, volume				136,500
Derivative contracts, price per barrel				115.00
Commodity Contract | St Ives Gold Mining Company (Pty) Ltd
Derivative [Line Items]
Derivative contracts, price per barrel						115.0
Commodity Contract | Subsequent Event
Derivative [Line Items]
Commodity cash settle and swap transaction, volume							63,000
Derivative contracts, price per barrel							94.00
Unionized Employees Concentration Risk [Member] | Workforce Subject to Collective Bargaining Arrangements [Member]
Derivative [Line Items]
Unionized workforce participation	73.10%
Unionized Employees Concentration Risk [Member] | Workforce Subject to Collective Bargaining Arrangements [Member] | Peru
Derivative [Line Items]
Unionized workforce participation	12.00%
Unionized Employees Concentration Risk [Member] | Workforce Subject to Collective Bargaining Arrangements [Member] | Australia
Derivative [Line Items]
Unionized workforce participation	0.00%
Unionized Employees Concentration Risk [Member] | Workforce Subject to Collective Bargaining Arrangements [Member] | South Africa
Derivative [Line Items]
Unionized workforce participation	93.00%
Unionized Employees Concentration Risk [Member] | Workforce Subject to Collective Bargaining Arrangements [Member] | Ghana
Derivative [Line Items]
Unionized workforce participation	96.00%